Capital management	9 Months Ended
Jul. 31, 2020
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Capital management

Note 13 Capital management
Regulatory capital and capital ratios
OSFI formally establishes risk-based capital and leverage targets for deposit-taking institutions in Canada. During the third quarter of 2020, we complied with all capital and leverage requirements, including the domestic stability buffer, imposed by OSFI.

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	July 31 2020	October 31 2019
Capital (1)
CET1 capital	$66,132	$62,184
Tier 1 capital	73,536	67,861
Total capital	84,546	77,888
Risk-weighted Assets (RWA) used in calculation of capital ratios (1)
Credit risk	$449,798	$417,835
Market risk	32,276	28,917
Operational risk	69,347	66,104
Total RWA	$551,421	$512,856
Capital ratios and Leverage ratio (1)
CET1 ratio	12.0%	12.1%
Tier 1 capital ratio	13.3%	13.2%
Total capital ratio	15.3%	15.2%
Leverage ratio	4.8%	4.3%
Leverage ratio exposure (billions)	$1,544	$1,570

(1)	Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI Leverage Requirements Guideline as updated in accordance with the regulatory guidance issued in Q2 2020 by OSFI in response to the COVID-19 pandemic. Both the CAR guideline and Leverage Requirements Guideline are based on the Basel III framework.